Income Taxes (Narrative) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended	9 Months Ended
	Jul. 31, 2025	Apr. 30, 2025	Apr. 30, 2025	Jul. 31, 2025
Disclosure Of Income Tax [Line Items]
Additional Income Tax and Interest reassessed	$ 1,799
Tax rate effect from change in tax rate	0.40%	0.20%	0.30%	0.30%
Revenu Quebec Agency [member] | 2011 to 2018 taxation years [member]
Disclosure Of Income Tax [Line Items]
Additional Income Tax and Interest reassessed	$ 52
Canada Revenue Agency Reassessment [member] | 2011 to 2020 taxation years [member]
Disclosure Of Income Tax [Line Items]
Additional Income Tax and Interest reassessed	1,676
Alberta Tax and Revenue Administration Reassessment [member] | 2011 to 2019 taxation years [member]
Disclosure Of Income Tax [Line Items]
Additional Income Tax and Interest reassessed	71
CRA and the ATRA [member] | 2019 and 2020 taxation years [member]
Disclosure Of Income Tax [Line Items]
Additional Income Tax and Interest reassessed	$ 8